Other Non-Financial Assets and Liabilities - Summary of Other Non-Financial Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Current	$ 7,588,980	$ 10,838,242
Non-Current	14,845,654	12,545,299
VAT Tax Credit and Other Taxes
Disclosure Of Financial Assets [Line Items]
Current	6,522,885	7,780,245
Prepaid Expenses
Disclosure Of Financial Assets [Line Items]
Current	532,370	657,534
Deferred (Prepaid) Water Rights
Disclosure Of Financial Assets [Line Items]
Non-Current	7,670,114	5,763,496
Deposits in Guarantee
Disclosure Of Financial Assets [Line Items]
Non-Current	1,379,970	1,379,970
Spare Parts with Consumption Schedule over 12 months
Disclosure Of Financial Assets [Line Items]
Non-Current	5,773,991	4,324,153
Other
Disclosure Of Financial Assets [Line Items]
Current	533,725	2,400,463
Non-Current	$ 21,579	$ 1,077,680